FAIR VALUE MEASUREMENTS - Narrative (Details) - EBP 002 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Total plan investments measured at fair value	$ 1,134,181,577	$ 1,048,367,163
Employer common stock, percentage of total net assets	1.00%	1.00%
Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
Investment, number of shares (in shares)	576,588	663,518
Total plan investments measured at fair value	$ 10,424,711	$ 14,239,096
Plan investments measured at cost basis	14,486,035	17,338,514
Money Market Funds
EBP, Investment, Fair Value and NAV [Line Items]
Total plan investments measured at fair value	$ 32,369	$ 46,413